MORGAN STANLEY INSTITUTIONAL FUND, INC.

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

March 19, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Institutional Fund, Inc.

File Nos. 33-23166; 811-05624

Ladies and Gentlemen:

On behalf of Morgan Stanley Institutional Fund, Inc. (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated April 30, 2014. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated February 27, 2015 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6980 (tel.) or 212.507.8589 (fax).

Very truly yours,

/s/Daniel E. Burton
Daniel E. Burton
Assistant Secretary

Enclosures
cc: Joseph C. Benedetti